Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Details of Amounts Presented in Different Currency
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to US Dollars were as follows:

Balance sheet	12/31/2023	12/31/2022
Cash and cash equivalents	486,977	30,087
Financial instruments at fair value through profit or loss	606	—
Accounts receivable	5,927	13,823
Other receivables	2,381	1,618

Current assets	495,891	45,528
Other receivables	(29)	—
Leases, property and equipment	2,684	3,596

Non-current assets	2,655	3,596
Trade payables	589	1,657
Loans and obligations	6,993	—
Labor and social security obligations	5,485	7,295

Current liabilities	13,067	8,952
Payables to related parties	—	608
Other payables	242	—
Loans and obligations	424,340	—
Lease	940	1,973

Non-current liabilities	425,522	2,581

Net Equity	59,957	37,591

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2023	12/31/2022	12/31/2021
Financial revenue	742	2,514	—
Financial expense	(775)	(2,986)	(372)

Net foreign exchange result, net	(33)	(472)	(372)

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2023	12/31/2022
Cash and cash equivalents	660,305	136,581
Financial instruments at fair value through profit or loss (i)	1,168,355	1,243,764
Trade payables	(1,869)	(1,247)
Labor and social security obligations	(106,863)	(90,700)
Accounts payable	(6,020)	(7,328)
Lease liabilities	(72,812)	(86,211)
Convertible preferred shares	(431,334)	—
Commercial notes	(73,189)	(83,212)
Consideration payable	(48,199)	(43,579)
Contingent consideration	(64,370)	(48,499)
Retirement plans liabilities	(85,554)	—

Net debt	938,450	1,019,569

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2021	(117,807)	—	—	(85,544)	102,569	1,372,926

Cash flow and dividends provision	18,532	—	—	24,440	26,599	(215,046)
Fair value adjustment	—	—	—	—	7,413	85,884
Addition and finance expenses accrual	—	(175,290)	—	(25,197)	—	—
Foreign exchange adjustments	—	—	—	—	—	—
Other changes (i)	—	—	—	90	—	—

December 31, 2022	(99,275)	(175,290)	—	(86,211)	136,581	1,243,764

Cash flow and dividends provision	(15,477)	20,864	(82,734)	25,830	522,328	(172,629)
Fair value adjustment	—	(28,686)	(2,820)	(2,737)	1,396	97,220
Addition and finance expenses accrual	—	(450,493)		—	—	—
Foreign exchange adjustments	—	16,513		—	—	—
Other changes (i)	—	—		(9,694)	—	—

December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are being presented as in other comprehensive income statements.

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2023	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,869)	—	—	(1,869)	(1,869)
Labor and social security obligations	(101,505)	(2,458)	(2,900)	(106,863)	(106,863)
Lease liabilities	(24,381)	(32,786)	(36,017)	(93,184)	(72,812)
Accounts payable	(6,020)	—	—	(6,020)	(6,020)
Loans and financing	(114,390)	(182,178)	(783,572)	(1,080,140)	(617,091)

Total	(248,165)	(217,422)	(822,489)	(1,288,076)	(804,655)

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,247)	—	—	(1,247)	(1,247)
Labor and social security obligations	(87,732)	(2,968)	—	(90,700)	(90,700)
Lease liabilities	(24,147)	(45,878)	(43,356)	(113,381)	(86,211)
Accounts payable	(7,328)	—	—	(7,328)	(7,328)
Loans and financing	(20,876)	(104,761)	(90,890)	(216,527)	(175,290)

Total	(141,330)	(153,607)	(134,246)	(429,183)	(360,776)

Summary of Maturity Analysis of Lease Liabilities

Contractual maturities of				Total	Carrying amount
financial liabilities	Rio de Janeiro	São Paulo	NY Office	contractual	non-current
At 31 December 2023	Office (BM336)	Office	(3rd Avenue)	cash flows	liabilities
2025	(16,549)	(5,013)	—	(21,532)	(18,764)
2026	(10,051)	(1,253)	—	(11,304)	(9,510)
2027	(10,051)	—	—	(10,051)	(6,535)
2028	(10,051)	—	—	(10,051)	(5,786)
2029	(10,051)	—	—	(10,051)	(5,123)
2030	(5,863)	—	—	(5,863)	(2,713)

Total	(62,616)	(6,266)		(68,852)	(48,431)

Contractual maturities of				Total	Carrying amount
financial liabilities	Rio de Janeiro	São Paulo	NY Office	contractual	non-current
At 31 December 2022	Office (BM336)	Office	(3rd Avenue)	cash flows	liabilities
2024	(20,110)	(5,013)	(1,044)	(26,167)	(21,681)
2025	(15,742)	(5,013)	—	(20,755)	(15,186)
2026	(9,625)	(1,253)	—	(10,878)	(8,108)
2027	(9,625)	—	—	(9,625)	(5,541)
2028	(9,625)	—	—	(9,625)	(4,905)
2029	(9,625)	—	—	(9,625)	(4,343)
2030	(5,615)	—	—	(5,615)	(2,300)

Total	(79,967)	(11,279)	(1,044)	(92,290)	(62,064)

Summary of Risk factors related to its investments

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2023	12/31/2022
Current inflation	Inflation index	-100bps	12.3	1.6
Exchange traded real estate funds	Share prices	-10%	(14.4)	(17.9)
Brazilian stock prices	Share prices	-10%	(9.3)	(5.8)
Fixed-rate offshore rates	US yield curve	-100bps	(34.9)	(1.8)
Foreign exchange rate	Foreign exchange rates	10% (***)	(0.4)	4.1
Domestic base overnight rate	Domestic base overnight rate	-100bps	(6.0)	(6.9)
(*) bps - basis point (1bps = 0,01%)
(**) In millions of Brazilian reais
(***) Brazilian reais devaluation against US Dollars